Document and Entity Information	Jan. 28, 2020
Cover [Abstract]
Entity Registrant Name	Air Transport Services Group, Inc.
Entity Address, State or Province	OH
Amendment Flag	false
Entity Central Index Key	0000894081
Document Type	8-K
Document Period End Date	Jan. 28, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-50368
Entity Tax Identification Number	26-1631624
Entity Address, Address Line One	145 Hunter Drive
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	45177
City Area Code	(937)
Local Phone Number	382-5591
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ATSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false